Annual Total Returns[BarChart] - Global Equity Fund - I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.68%)	18.95%	28.06%	3.59%	2.68%	6.81%	25.44%	(14.45%)	22.55%	9.34%